AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Account")

                                 Supplement to:

                                OVERTURE Annuity
                          Prospectus Dated May 1, 2007

                        Supplement Dated August 28, 2009



The Supplement filed August 25, 2009 does not apply to the OVERTURE Annuity product. Therefore, OVERTURE Annuity owners should disregard that Supplement.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously amended.



       If you need more information about this Supplement, please contact
                Ameritas Life Insurance Corp. at 1-800-745-1112.